Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	umt
Document Creation Date	dei_DocumentCreationDate	Oct. 26, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 26, 2022
Prospectus Date	rr_ProspectusDate	Sep. 28, 2022
KARNER BLUE BIODIVERSITY IMPACT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Karner Blue Biodiversity Impact Fund
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-KBANIML (855-522-6465)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.biodiversityimpactfund.com
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(26.19%)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

October 26, 2022

Karner Blue Biodiversity Impact Fund

ButterflyTM Class (KAIBX)

A Series of Ultimus Managers Trust

Supplement to Prospectus and Summary Prospectus dated September 28, 2022

This supplement updates certain information in the Prospectus and Summary Prospectus of the Karner Blue Biodiversity Impact Fund (the “Fund”), a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Fund’s Prospectus, Summary Prospectus, or Statement of Additional Information, free of charge, please visit the Fund’s website at www.biodiversityimpactfund.com or call the Fund toll free at 1-855-KBANIML (855-522-6465).

The following change is made in the Prospectus and Summary Prospectus.

The following replaces the bar chart in the section entitled “Performance Summary” on page 5 of the Prospectus and page 3 of the Summary Prospectus:

*	The Fund’s year-to-date return through June 30, 2022 was (26.19%).

If you have any questions regarding the Fund, please call 1-855-KBANIML (855-522-6465).

Investors Should Retain this Supplement for Future Reference.

KARNER BLUE BIODIVERSITY IMPACT FUND | KARNER BLUE BIODIVERSITY IMPACT FUND Butterfly Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAIBX
Annual Return 2020	rr_AnnualReturn2020	18.53%	[1]
Annual Return 2021	rr_AnnualReturn2021	15.14%	[1]

[1]	The Fund’s year-to-date return through June 30, 2022 was (26.19%).